Convertible Senior Notes (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Summary of Convertible Debt
The net carrying amount of the liability component of the outstanding Notes was as follows:

December 31, 2020
$
Principal	920,000
Unamortized discounts	(152,558)
Unamortized offering costs	(9,434)
Net carrying amount	758,008

The net carrying amount of the equity component of the outstanding Notes was as follows:

December 31, 2020
$
Proceeds allocated to the conversion option (debt discount)	160,804
Allocated offering costs, net of tax of $112	(1,994)
Net carrying amount	158,810

The following table sets forth the interest expense recognized related to the outstanding Notes:

Year ended
December 31, 2020
$
Contractual interest expense	329
Amortization of debt discount	8,246
Amortization of offering costs	510
Total interest expense related to the outstanding Notes	9,085